LONG-TERM INVESTMENTS - Classifications (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
LONG-TERM INVESTMENTS
Equity investments without readily determinable fair value	¥ 169,171	$ 26,547	¥ 215,677
Equity method investments			5,749
Long-term time deposits	50,000	7,846
Total Long-term Investments	¥ 219,171	$ 34,393	¥ 221,426